SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents deposits used as security against borrowings.

Investments
Investments

Investments represent available-for-sale securities, cost-method investments, equity-method investments and loan receivables.

Investments in equity securities that have readily determinable fair values are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of other comprehensive income or loss. Realized gains or losses are recognized in the consolidated statements of comprehensive income during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.  Available-for-sale securities not expected to be realized in cash or sold in the next normal operating cycle of the business are classified as long-term investments.

The Group accounts for the investment in a private entity of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost-method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment's cost over its fair value when the impairment is deemed other-than-temporary.

The Group accounts for the investment in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than-temporary.

No event had occurred that indicated that an other-than-temporary impairment existed and therefore the Group did not record any impairment charges for these investments during 2013, 2014 or 2015.

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group classified loan receivables as long-term or short-term investments according to their contractual maturity or expected holding time. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans. A valuation allowance will be established for the loans unable to collect. No valuation allowance has been recorded in 2013, 2014 or 2015 based on the result of the assessment.

Accounts receivable, net of allowance
Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories
Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net
Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease
Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, non-compete agreements, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, non-compete agreements, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition. Non-compete agreements, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease terms. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease terms. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. The Group evaluates the brand name each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name with its carrying amount. If the carrying amount of brand name exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measured the fair value of the brand name under the relief-from-royalty method. Management performs its annual brand name impairment test on November 30.

Impairment of long-lived assets
Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB7,965, RMB27,203 and RMB93,163 during the year ended December 31, 2013, 2014 and 2015, respectively.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels' revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill
Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized in general and administrative expenses for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of nil, RMB188 and RMB2,445 for years ended December 31, 2013, 2014 and 2015, respectively.

Accruals for customer loyalty program
Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays, which can be redeemed for gifts or offset the room charges within two years after the points are earned. The estimated incremental costs to provide room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2014 and 2015, the accruals for estimated liabilities under the customer loyalty program amounted to RMB71,475 and RMB113,749, respectively.

Deferred revenue
Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisees.

Revenue recognition
Revenue recognition

Revenue from leased hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fees. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized over the period when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2013, 2014 and 2015, the hotel manager fees that were recognized as revenue were RMB116,885, RMB166,572 and RMB261,743, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from the customer loyalty program were RMB74,715, RMB107,737 and RMB130,644 for the years ended December 31, 2013, 2014 and 2015, respectively.

Business tax and related taxes
Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

On 24 March 2016, the Ministry of Finance (MOF) and the State Administration of Taxation (SAT) jointly published Caishui [2016] No. 36 (Circular 36), which provides the detailed implementation guidance on the further rollout of the Value-Added Tax (VAT) reform to sectors such as construction, real estate, financial services and lifestyle services. Circular 36 takes effect from 1 May 2016.  Lifestyle services have a broad coverage to include a variety of services which are to meet the daily needs of the residents, and accommodation and associated services are included in such category with the applicable tax rate of 6%. As such, starting from May 2016, the accommodation services of the Group are subject to 6% of VAT.

Advertising and promotional expenses
Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB43,807, RMB79,806 and RMB47,971 for the years ended December 31, 2013, 2014 and 2015, respectively.

Government grants
Government grants

Government grants represent cash received by the Group in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB17,016, RMB19,657 and RMB28,188 for the years ended December 31, 2013, 2014 and 2015, respectively, which were recorded as other operating income.

Leases
Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2014 and 2015, deferred rent of RMB21,701 and RMB37,224 were recorded as other current liabilities and RMB830,414 and RMB945,192 were recorded as long-term liabilities, respectively.

Capitalization of interest
Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2013, 2014 and 2015 were RMB1,084, RMB14,733 and RMB5,383, of which RMB271, RMB13,200 and RMB1,529 were capitalized as additions to assets under construction, respectively.

Income taxes
Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign currency translation
Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Comprehensive income
Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income, foreign-currency translation adjustments and unrealized securities holding gains (losses).

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group's short-term and long-term investments consist of loan receivables and equity investments in listing and private companies. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value
Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair value of the Group's financial instruments that are not reported at fair value, including cash, restricted cash, loans to franchisees and cost method equity investment, receivables, payables and accruals, approximates their carrying value due to their short-term nature.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

As of December 31, 2015, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Short-term available-for-sale securities	506,407	506,407	—	—
Long-term available-for-sale securities	166,546	166,546	—	—
Total	672,953	672,953	—	—

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2013, 2014 and 2015:

			Fair Value Measurements at Reporting Date Using
			Quoted
			Prices
			in Active	Significant
			Markets for	Other	Significant
		Fair Value for	Identical	Observable	Unobservable	Total Loss
Year Ended		Year ended	Assets	Inputs	Inputs	for the
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	Year
2013	Property and equipment	5,382	—	—	5,382	7,965
2014	Property and equipment	13,561	—	—	13,561	27,203
2014	Goodwill	—	—	—	—	188
2015	Property and equipment	21,879	—	—	21,879	93,163
2015	Goodwill	—	—	—	—	2,445

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB13,347, RMB40,764 and RMB115,042 was not fully recoverable and consequently recorded an impairment charge of RMB7,965, RMB27,203 and RMB93,163 for the years ended December 31, 2013, 2014 and 2015, respectively. The Company also determined that the goodwill amount with a carrying amount of RMB188 and RMB2,445 was impaired as a result of the impairment assessment for the years ended December 31, 2014 and 2015, respectively.

Fair value of the property and equipment as well as the reporting units was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels' revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 20%, respectively, for the years ended December 31, 2013, 2014 and 2015.

Share-based compensation
Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group's judgement of likely future performance and will be adjusted in future periods based on the actual performance. Compensation expenses for the awards with market conditions are recognized during the requisite service period, even if the market condition is never satisfied. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2013, 2014 and 2015, the Group recognized share-based compensation expenses of RMB30,468, RMB31,937 and RMB52,535, respectively, which was classified as follows:

	Year Ended December 31,
	2013	2014	2015
Hotel operating costs	4,948	6,830	8,835
Selling and marketing expenses	973	939	907
General and administrative expenses	24,547	24,168	42,793
Total	30,468	31,937	52,535

Earnings per share
Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and nonvested restricted stocks.

Segment reporting
Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Substantially all of the Group’s long-lived assets are located in the PRC.

Treasury shares
Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2015, under the repurchase plan, the Company had repurchased an aggregate of 3,096,764 ordinary shares on the open market for total cash consideration of RMB107,331. The repurchased shares were presented as “treasury shares” in shareholders’ equity on the Group’s consolidated balance sheets.

Recently issued accounting pronouncements
Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which superseded the revenue recognition requirement in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. In addition, it also superseded the cost guidance in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts, and created new Subtopic 340-40, Other Assets and Deferred Costs—Contracts with Customers. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, which will be effective for annual reporting period beginning after December 15, 2016 for public entities. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 for all entities by one year. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is still in the process of assessing the impact of the ASUs on the Group’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of financial statements—going concern (Subtopic 205-40), which provided guidance on management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures so as to reduce the diversity in the timing and content of footnote disclosures. ASU 2014-15 will be effective for annual periods ending after December 15, 2016. The Group does not expect the adoption will have a material impact on the Group’s consolidated financial statements.

In September, 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments, to eliminate the requirement to retrospectively account for those adjustments. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group does not expect the adoption will have a material impact on the Group’s consolidated financial statements.

 In November, 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Group did not early adopt this ASU and expects this will impact the classification of deferred tax assets and liabilities on the consolidated balance sheets while will not impact the consolidated statements of comprehensive income.

In January, 2016, the FASB issued ASU No. 2016-01, to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. The Group is still in the process of assessing the impact of this ASU on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This ASU will be effective for fiscal years beginning after December 15, 2018 for public entities, and it will be effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Group is still in the process of assessing the impact of this ASU on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group is in the process of evaluating the impact of this ASU on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board's new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of this ASU on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Group is in the process of evaluating the impact of this ASU on the consolidated financial statements.

Translation into United States Dollars
Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4778, on December 31, 2015, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2015, or at any other rate.